Subsequent Events (Details) - USD ($)					3 Months Ended
	Nov. 06, 2025	Nov. 05, 2025	Oct. 30, 2025	Aug. 11, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Apr. 17, 2025
Subsequent Events [Line Items]
Conversion of convertible promissory note (in Dollars)					$ 4,700,000	$ 417,500	$ 18,785,000
Forecast [Member]
Subsequent Events [Line Items]
Accounts receivable (in Dollars)								$ 2,306,096
Common Class A [Member]
Subsequent Events [Line Items]
Shares issued				677,711
Common Class A [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued			1,851,851
Conversion of convertible promissory note (in Dollars)			$ 2,500,000
Aggregate restricted shares		70,000
Shares issued in exchange	100,000